UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-24013

Jetstream Venture Fund

2000 Central Avenue

Boulder, CO 80301

(Address of Principal Executive Offices)

Jesse Randall

2000 Central Avenue

Boulder, CO 80301

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 577-7987

Date of fiscal year end: 3/31

Date of reporting period: 3/31/2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Jetstream Venture Fund

Annual Report 2026

As of March 31, 2026

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Jetstream Venture Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at https://www.jvf.vc/ or by calling Shareholder Services at (888) 577-7987. The prospectus should be read carefully before investing.

For More Information on the Jetstream Venture Fund:

See Our Website @ https://www.jvf.vc/
or
Call Our Shareholder Services Group at (888) 577-7987.

Table of Contents

Shareholder Letter	1
Fund Performance	2
Portfolio Composition	3
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to the Financial Statements	10
Report of Independent Registered Public Accounting Firm	18
Additional Information	19

Jetstream Venture Fund

Shareholder Letter

March 31, 2026 (Unaudited)

Dear Jetstream Investors,

We have taken flight and want to thank you for your confidence in our team. The Securities and Exchange Commission (SEC) declared the registration statement of The Jetstream Venture Fund (JVF), a closed-end interval fund registered under the Investment Company Act of 1940, effective on September 16, 2025. We ended our fiscal year together on March 31, 2026.

Our first fiscal period focused on:

●	Launching the Fund

●	Accelerating our sourcing and diligence process

●	Strengthening the investor experience

●	Constructing a venture portfolio with discipline, experience, and targeted investments

We are absolutely aiming to change the way that early-stage venture and privately held companies are accessed.

Carbogenesis

Portfolio construction through fiscal year end consisted of the evaluation of hundreds of companies and the deployment of two strategic investments. Carbogenesis is our first investment and represents the type of opportunity JVF actively pursues. This early-stage private company addresses significant industrial challenges with practical, deployable technology built for real operating environments, we believe. Rather than relying on subsidies or theoretical market adoption, their plasma-enabled chemical manufacturing platform integrates directly into existing industrial workflows and aligns emissions reduction with operational utility, in our view. We believe their positioning and the potential growth in this market is significant.

SpaceX

JVF’s second investment, in SpaceX, achieves many objectives. First and foremost, we believe this investment will deliver an outstanding return in the near term.

The entire JVF team understands the uncertainty and headwinds that exist in today’s financial, political, and social landscape. Our portfolio managers have decades of experience navigating the cyclical nature of financial markets, entrepreneurial endeavors, operational management and life. By no means will you find a Pollyanna approach to how we construct and manage this Fund. But, we are so very optimistic about what the future holds as the technology and founders we evaluate daily demonstrate amazing resilience, innovation, commitment and solutions that could bring clarity and calm back into the chaotic world.

Investments to date beyond Fiscal Year One

The Jetstream Venture Fund continues to grow and execute its mission to provide access to early-stage venture companies. Since the fiscal year ended March 31, 2026, three seed stage companies in the health tech sector and two private secondaries have been added to the portfolio. The deal flow pipeline is filled with exciting opportunities, in our view. Our analysis and the diligence process is working around the clock. Term sheets are being negotiated. Portfolio construction strategies are constantly implemented and refined to provide investors with a pathway to potential long-term returns, an interval fund’s required liquidity, and near-term success.

Jetstream Venture Fund

Fund Performance

March 31, 2026 (Unaudited)

Average Annual Total Return Information as of March 31, 2026:
Cumulative Since Inception*
Jetstream Venture Fund	-0.75%
S&P SmallCap 600® Index**	6.00%

*

Inception date is September 16, 2025. During the initial period following commencement of operations, the Fund was not fully invested in accordance with its principal investment strategy. Instead, a significant portion of the Fund’s assets were held in cash, cash equivalents, and other short-term instruments. The Fund will continue to gradually deploy assets over the months following commencement of operations. The performance reflects original investment on February 2, 2026. Please see the Fund’s schedule of investments for its current investments.

**

The S&P Small Cap 600 Index is an index of small-cap stocks managed by Standard & Poor’s. It tracks a broad range of small-sized companies that meet specific liquidity and stability requirements. Investors cannot invest directly in an index. Index returns, unlike Fund returns, do not reflect any fees or expenses. Index returns assume reinvestment of all distributions. Investments held by the Fund do not match those in the Index and the performance of the Fund will differ.

Change in Value of a Hypothetical $10,000 Investment

This graph illustrates the hypothetical investment of $10,000 from September 16, 2025 (inception date) to March 31, 2026. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown assume reinvestment of all distributions, and do not reflect the deduction of taxes that shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund returns would have been lower if a portion of the fees had not been waived and reimbursed by the Fund’s Adviser. Past performance is no guarantee of future results. Please read the Fund’s Prospectus carefully before investing.

Jetstream Venture Fund

Portfolio Composition

March 31, 2026 (Unaudited)

Fund Vertical Diversification

The following table provides a breakdown of the Fund, by the industry verticals that the underlying securities represent, as a percentage of net assets as of March 31, 2026.

Vertical	Percent of Total Net Assets
Technology	4.29%
Pooled Investment Vehicles	8.57%
Short-Term Investments	82.79%
Other Assets in Excess of Liabilities	4.35%
Total	100.00%

Fund Security Type Diversification

The following chart provides a visual breakdown of the Fund, by the security type that the underlying securities represent, as a percentage of net assets as of March 31, 2026.

Security Type	Percent of Total Net Assets
Note In Private Companies	4.29%
Pooled Investment Vehicles	8.57%
Short-Term Investments	82.79%
Other Assets in Excess of Liabilities	4.35%
Total	100.00%

Jetstream Venture Fund

Schedule of Investments

March 31, 2026

Shares		Fair Value
	NOTE IN PRIVATE COMPANIES — 4.29%
	Technology — 4.29%
50,000	Carbogenesis LLC, 0.000%, Due 4/7/2026 (a)(b)(c)	$50,000

	TOTAL NOTE IN PRIVATE COMPANIES — (Cost $50,000)	50,000

	POOLED INVESTMENT VEHICLES — 8.57%
	Private Investment Companies — 8.57%
99,893	Friends & Family Capital Management, LLC (economic exposure to Space Exploration Technologies Corp., Common Stock) (a)(b)(c)(d)	99,893

	TOTAL POOLED INVESTMENT VEHICLES - (Cost $99,893)	99,893

Principal Amount ($)		Fair Value
	SHORT TERM INVESTMENTS — 82.79%
	Money Market Funds — 82.79%
964,758	Goldman Sachs Financial Square Government Fund, 3.556% (e)	964,758

	TOTAL SHORT TERM INVESTMENTS — (Cost $964,758)	964,758

	TOTAL INVESTMENTS — 95.65% - (Cost $1,114,651)	1,114,651
	OTHER ASSETS IN EXCESS OF LIABILITIES — 4.35%	50,734
	NET ASSETS — 100.00%	$1,165,385

LP - Limited Partnership

LLC - Limited Liability Company

SPV - Special Purpose Vehicle

(a)	Restricted security (Cumulative total of $149,893, which represents 12.86% of the Fund).

(b)	Level 3 securities fair valued using significant unobservable inputs.

(c)	Non-Income Producing.

(d)	The Fund has a direct investment in an SPV which has economic exposure to an underlying portfolio company. The SPV has invested through one or more underlying SPVs.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Assets and Liabilities

March 31, 2026

ASSETS
Investments, at value (Cost $1,114,651)	$1,114,651
Receivable for fund shares sold	10,000
Dividends receivable	2,449
Prepaid expenses and other assets	84,866
Due from advisor	61,418
TOTAL ASSETS	1,273,384

LIABILITIES
Accrued audit fees and expenses	14,811
Accrued fund administration, fund accounting, and transfer agency fees	8,362
Accrued legal fees	12,996
Accrued marketing fees	17,098
Accrued trustees fees	17,098
Accrued expenses and other liabilities	37,634
TOTAL LIABILITIES	107,999

NET ASSETS	$1,165,385

Commitments and Contingencies (Notes 3 & 6)

NET ASSETS CONSIST OF:
Paid-in capital	1,169,054
Undistributable Losses	(3,669)
NET ASSETS	$1,165,385

Net Asset Value Per Share:
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	58,703
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$19.85

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Operations

For the Period Ended March 31, 2026(1)

INVESTMENT INCOME
Dividend income	$9,771
TOTAL INVESTMENT INCOME	9,771

EXPENSES
Advisory fees	$8,603
Compliance officer fees	12,362
Custodian fees	5,643
Distribution (Non 12b-1) fees	17,098
Fund administration and accounting fees	25,000
Insurance expense	7,650
Miscellaneous expenses	8,509
Offering Costs	66,522
Organizational costs	100,000
Printing and postage expenses	2,565
Professional fees	35,973
Registration fees	4,274
Shareholder servicing fees	148
Technology expense	25,646
Transfer agency fees	7,466
Trustees’ fees and expenses	17,098
TOTAL EXPENSES	344,557
Advisory fees waived (2)	(8,603)
Expenses reimbursed by the advisor (2)	(321,418)
NET EXPENSES	14,536

NET INVESTMENT LOSS	$(4,765)

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain on Investments	—
Net change in unrealized appreciation on investments	—
NET REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS	—

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,765)

(1)	The period is from September 16, 2025 (Commencement of Operations) to March 31, 2026.

(2)	Advisory fees waived and expenses reimbursed are subject to recoupment (See Note 2).

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Changes in Net Assets

Period Ended March 31, 2026 (1)
FROM OPERATIONS
Net investment loss	$(4,765)
Net realized gains from investments	—
Net change in unrealized appreciation on investments	—
Net decrease in net assets resulting from operations	(4,765)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,170,150
Net increase in net assets from shares of beneficial interest	1,170,150

TOTAL INCREASE IN NET ASSETS	1,165,385

NET ASSETS
Beginning of period	—
End of period	$1,165,385

SHARE ACTIVITY
Shares sold	58,703
Net increase in shares of beneficial interesting outstanding	58,703

SHARES OUTSTANDING
Beginning of period	—
End of period	58,703

(1)	The period is from September 16, 2025 (Commencement of Operations) to March 31, 2026.

See accompanying notes to financial statements.

Jetstream Venture Fund

Statement of Cash Flows

For the Period Ended March 31, 2026(1)

Cash Flows from Operating Activities:
Net Decrease in Net Assets from Operations	$(4,765)
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash used in Operating Activities:
Purchases of investments	(149,893)
Net purchases/sales from short term investments	(964,758)
Increase in dividend receivable	(2,449)
Increase in prepaid expenses	(84,866)
Increase in accrued expenses and other payables	107,999
Due from advisor	(61,418)
Net cash used in operating activities	$(1,160,150)

Cash Flows from Financing Activities:
Proceeds from fund shares sold	$1,160,150
Payments for shares redeemed	—
Net cash provided by financing activities	$1,160,150

Net increase (decrease) in Cash	—
Cash at beginning of period	—
Cash at end of period	$—

(1)	The period is from September 16, 2025 (Commencement of Operations) to March 31, 2026.

See accompanying notes to financial statements.

Jetstream Venture Fund

Financial Highlights

For a share outstanding during the fiscal periods presented

	Period Ended March 31, 2026 (1)
Net asset value, beginning of period	$20.00

From Investment operations:
Net investment income (2)	(0.15)
Net realized and unrealized gain / (loss) on investments	0.00
Total from investment operations	(0.15)

Net Asset Value, end of period	$19.85

Total Return*(3)	(0.75	)%(4)

Net Asset Value, end of period	$1,165,385

Ratios of:
Gross expenses to average net assets (5)	116.01	%(6)(7)
Net expenses to average net assets (5)	4.89	%(6)
Net investment income / (loss) to average net assets	(1.60	)%(6)

Portfolio Turnover Rate	0.00	%(4)

(1)	For a share outstanding during the initial period from September 16, 2025 (Commencement of Operations) through March 31, 2026.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.

(3)	Total return does not reflect sales charge, if any.

(4)	Not Annualized.

(5)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(6)	Annualized.

(7)

The gross expense ratio includes offering and organizational costs incurred in connection with the Fund’s commencement of operations. Excluding these offering and organizational costs the gross expense ratio would have been 93.61%

*

Inception date is September 16, 2025. During the initial period following commencement of operations, the Fund was not fully invested in accordance with its principal investment strategy. Instead, a significant portion of the Fund’s assets were held in cash, cash equivalents, and other short-term instruments. The Fund will continue to gradually deploy assets over the months following commencement of operations.

See accompanying notes to financial statements.

Jetstream Venture Fund

Notes to the Financial Statements

March 31, 2026

(1)	Organization

The Jetstream Venture Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on October 8, 2024, and commenced operations on September 16, 2025. The Trust is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an “interval fund” and is making a continuous offering of its shares of beneficial interest (“Shares”). The Fund is authorized to issue an unlimited number of shares. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund.

The Fund’s investment objective is to achieve long-term capital appreciation primarily through a strategically managed portfolio focused on private, venture capital investments. In seeking to achieve its investment objective, the Fund primarily will invest over time in the equity securities (e.g., common stock, preferred stock,and equity-linked securities convertible into equity securities) of private, operating growth companies and, to a lesser extent, interests in professionally managed private venture capital funds.

Sweater Industries, LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Xcellerant Ventures, LLC (“Xcellerant”), an investment adviser registered under the Advisers Act, serves as the Sub-Adviser to the Fund, subject to oversight by the Adviser. The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

(2)	Significant Accounting Policies

The price of the Fund’s Shares is based on its net asset value (“NAV”). The NAV per Share equals the total value of the Fund’s assets as of the applicable Business Day, less its liabilities (including accrued fees and expenses), divided by the number of its outstanding Shares.

The Fund will generally calculate its NAV as of the close of regular trading (4:00 p.m. Eastern Time) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open (each, a “Business Day”). Although the Fund will typically determine its NAV on each Business Day, the Fund’s calculation of its NAV is subject to valuation risk.

Basis of Presentation and Use of Estimates — The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The policies are in conformity with generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; marketing expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement.

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and private investments for both financial statement and federal income tax purposes.

Jetstream Venture Fund
Notes to the Financial Statements (Continued)

March 31, 2026

(2)	Significant Accounting Policies (Continued)

Federal Income Taxes — The Fund has elected to be treated as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will be subject to tax on any income or gain it does not distribute. The Fund will substantially distribute all of its income and gain on a timely basis and meet the other quarterly compliance requirements to maintain its status as a RIC.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current tax year and all open tax years.

Operating Segments — The Fund operates and is managed as a single reportable segment and the Fund makes investments in accordance with its investment objective as described in the Fund’s Prospectus. The chief operating decision maker (“CODM”) of the Fund is the Principal Executive Officer. The financial information in the form of the Fund’s portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess the Fund’s performance and to make operational decisions for the Fund’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code.

Investment Valuation

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 under the 1940 Act and in conjunction with FASB’s ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the Adviser’s day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

The information available in the marketplace for such Portfolio Companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated, and difficult to confirm. Such securities are valued by the Adviser at fair value as determined pursuant to the Valuation Procedures. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Adviser. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be that information which is provided by the issuer of the securities. Given the nature, timeliness, amount, and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

Certain investments for which market quotations are not readily available or for which market quotations are deemed not to represent fair value may be valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities

Jetstream Venture Fund
Notes to the Financial Statements (Continued)

March 31, 2026

(2)	Significant Accounting Policies (Continued)

(including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that we may take into account in determining the fair value of our investments include, as relevant and among other factors: available current business data (e.g., information available through regulatory filings, press releases, news feeds and financial press), including relevant and applicable market trading and transaction comparables; applicable market yields and multiples; information provided by the company (e.g., letters to investors, financials, information provided pursuant to financial document reporting obligations); security covenants; call protection provisions; information rights; the nature and realizable value of any collateral; the portfolio company’s ability to make payments; its earnings and discounted cash flows; the markets in which the portfolio company does business; comparisons of financial ratios of peer companies that are public; M&A comparables; and enterprise values.

In valuing Portfolio Fund investments held in the Fund, the Adviser will rely primarily on unaudited valuation statements received from such funds on a quarterly basis, and (when available) audited values received on an annual basis. It will usually be the case, however, that the most recently reported value by such funds will be as of a date that is a quarter in arrears than the date as of which the Fund is calculating its NAV.

In these circumstances, and in other situations where the Adviser determines that the consideration of the following factors is relevant to determining the value of an interest in a Portfolio Fund, such fund’s reported value will generally be adjusted for cash flows to/from such fund due to capital drawdowns/distributions that may have occurred since the date of the most recently available reported values; changes in the valuation of relevant indices; and such other factors that the Adviser deems appropriate, as well as any publicly available information regarding such fund’s portfolio companies and/or assets (i.e., idiosyncratic factors). Other factors that may be relevant in determining the value of an interest in a Portfolio Fund, include (i) information provided to the Fund or to the Adviser by such fund, or the failure to provide such information as agreed to in such fund’s offering materials or other agreements with the Fund; (ii) relevant news and other public sources; (iii) known secondary market transactions in the fund’s interests (to the extent deemed a credible indication of value); and (iv) significant market events that may not otherwise be captured by changes in valuation of relevant indices discussed above. As part of the Adviser’s ongoing due diligence process, the Adviser will compare its fair valuation of the Fund’s interests in a Portfolio Fund to such fund’s quarterly valuation statement for that particular period — if provided by the Portfolio Fund — for purposes of determining whether any adjustments to the implementation of the Valuation Procedures should be made going forward.

When determining the price for an investment to be fair valued, the Adviser is required to seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations are typically based upon all available factors that the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models.

The Fund’s financial statements, which are prepared in accordance with GAAP, follow the requirements for valuation set forth in ASC 820, which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

The three-level hierarchy for fair value measurement is defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities, accessible at the measurement date.

Level 2: Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.

Level 3: Unobservable inputs for the asset or liability.

Jetstream Venture Fund
Notes to the Financial Statements (Continued)

March 31, 2026

(2)	Significant Accounting Policies (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

The following is a summary of the Fund’s investments as of March 31, 2026:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Note In Private Companies (a)	$—	$—	$50,000	$50,000
Pooled Investment Vehicles (a)	—	—	99,893	99,893
Short-Term Investments	964,758	—	—	$964,758
Total	$964,758	$—	$149,893	$1,114,651

(a)	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.

The following table presents the investment activity associated with securities that are categorized as Level 3 investments during the period ended March 31, 2026:

	Convertible Note in Private Companies	Pooled Investment Vehicles	Total
Balance at September 16, 2025:	$—	$—	$—
Cost of Purchases	50,000	99,893	149,893
Proceeds from Sales	—	—	—
Accrued Interest	—	—	—
Net Transfers In/Out of Level 3	—	—	—
Net Realized Gain/(Loss)	—	—	—
Net Change in Unrealized Appreciation/(Depreciation)	—	—	—
Ending Balance at March 31, 2026:	$50,000	$99,893	$149,893

The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment strategy and target investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of March 31, 2026:

Asset Type	Fair Value at March 31, 2026	Valuation Technique	Significant Unobservable Inputs	Impact to value if Input Increases	Range of Inputs	Weighted Average
Convertible Note in Private Companies	$50,000	Market Approach	Precedent Transactions	Valued at Cost	N/A	N/A
Pooled Investment Vehicles	$99,893	Market Approach	Precedent Transactions	Valued at Cost	N/A	N/A

Jetstream Venture Fund
Notes to the Financial Statements (Continued)

March 31, 2026

(3)	Fees and Transactions with Related Parties and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 2.90% of the Fund’s average daily net assets. Xcellerant acts as the Fund’s Sub-Adviser and assists the Adviser in implementing and supervising the investment program of the Fund and the composition of its portfolio. The Sub-Adviser is paid by the Adviser, and not by the Fund. For the period ended March 31, 2026, the Fund incurred $8,603 in investment advisory fees.

The Adviser has entered into an expense limitation agreement (“Expense Limitation Agreement”) with the Fund, pursuant to which the Adviser has agreed to waive its investment advisory fees and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed 4.90% of the Fund’s average daily net assets. The Expense Limitation Agreement is in effect through October 8, 2026.

The Fund has agreed to repay the Adviser for any investment advisory fees waived and/or Fund expenses the Adviser reimbursed pursuant to the Expense Limitation Agreement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the investment advisory fees were waived and/or the Fund expenses were reimbursed, or any expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the Adviser waived the fee or reimbursed the expense. For the period ended March 31, 2026, the Adviser waived and/or reimbursed expenses totaling $330,021 that are subject to recoupment through March 31, 2029.

For the period from September 16, 2025 (commencement of operations) to March 31, 2026 organizational costs of $100,000 have been expensed as incurred and are subject to the Fund’s Expense Limitation Agreement. Organizational expenses consist of costs incurred to establish the Fund and enable it to legally do business. The Fund’s offering costs of $150,000 consist of legal fees for preparing the prospectus and statement of additional information in connection with the Fund’s registration and public offering. Offering costs are accounted for as a deferred charge and then are amortized on a straight-line basis over the first twelve months of the Fund’s operations. As of March 31, 2026, $83,478 of offering costs remain as an unamortized deferred asset, while $66,522 has been expensed subject to the Fund’s Expense Limitation Agreement.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the Investment Company Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer of $25,000. Independent Trustees are also reimbursed by the Fund for expenses they incur relating to their services as Trustees, including travel and other expenses incurred in connection with attendance at in-person Board and Committee meetings. The Independent Trustees do not receive any other compensation from the Fund. Trustees that are interested persons are not compensated by the Fund.

Certain officers of the Fund and members of the Board are also officers of the Adviser.

Sweater Industries LLC serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent.

Fifth Third Bank, National Association serves as the Fund’s Custodian.

JVD Consulting, LLC, acts as legal counsel to the Fund.

(4)	Repurchase Offers

The Fund is an “interval fund,” a type of fund which, to provide some liquidity to Shareholders, will make semi-annual offers to repurchase 5% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. In connection with any given repurchase offer, the Fund expects to make

Jetstream Venture Fund
Notes to the Financial Statements (Continued)

March 31, 2026

(4)	Repurchase Offers (Continued)

semi-annual repurchase offers of 5% of the Fund’s outstanding Shares at net asset value. Semi-annual repurchases occur in the months of February and August. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Written notification of each repurchase offer (the “Repurchase Offer Notice”) is sent to Shareholders at least 21 before the repurchase request deadline (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). The Fund expects to determine the NAV applicable to repurchases on the Repurchase Request Deadline, but it will in any case be calculated no later than the 14th calendar day (or the next business day if the 14th calendar day is not a business day) after the Repurchase Request Deadline (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders no later than seven calendar days after such date. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks.

During the period ended March 31, 2026, the Fund did not complete a repurchase offer.

(5)	Investment Transactions

Purchases and sales of investments, other than short-term securities, for the period ended March 31, 2026, were $149,893 and $0, respectively.

(6)	Commitments and Contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval.

(7)	Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(8)	Federal Tax Information

The Fund intends to elect to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes, and it has qualified as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

Jetstream Venture Fund
Notes to the Financial Statements (Continued)

March 31, 2026

(8)	Federal Tax Information (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund paid $0 in income and $0 in long-term capital gain distributions for the tax period ended March 31, 2026.

As of March 31, 2026, the tax-basis cost of investments and components of distributable earnings were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
$1,114,651	$—	$—	$—

Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Other Accumulated Losses*	Net Unrealized Appreciation / (Depreciation)	Total Distributable Earnings
$—	$—	$(3,669)	$—	$(3,669)

*	Other Accumulated Losses represents post-October losses.

For the fiscal period ended March 31, 2026, the Fund recorded the following reclassifications:

Distributable Earnings	Paid-in Capital
$1,096	$(1,096)

(9)	Risk Factors

Investing in the Shares may be speculative and involve a high degree of risk, including the risks associated with venture capital investing. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

The Fund’s investments will primarily consist of securities that do not have readily determinable fair values and are valued using significant unobservable inputs (Level 3). As such, the fair value of these investments is determined using methodologies that involve substantial judgment and estimation by the Adviser and the Adviser’s Valuation Committee. These estimates are based on current available data, including comparable company metrics, market multiples, and management representations.

It is reasonably possible that changes in these estimates or assumptions could result in a material change to the fair value of such investments in the near term. The Fund’s net asset value could be materially impacted by changes in valuation inputs such as market comparables, company performance data, or liquidity events involving portfolio companies.

As a result, the Fund is vulnerable to a severe near-term impact from downturns in venture capital markets, macroeconomic disruptions, or shifts in valuation trends for early-stage technology companies. Such conditions could significantly reduce the fair value of these investments and impact Fund performance and net asset value.

Jetstream Venture Fund
Notes to the Financial Statements (Continued)

March 31, 2026

(10)	Recently Adopted Accounting Pronouncements

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendment in the ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

(11)	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters requiring recognition or disclosure.

Jetstream Venture Fund

Report of Independent Registered Public Accounting Firm

As of March 31, 2026

To the Shareholders and the Board of Trustees of
Jetstream Venture Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Jetstream Venture Fund (the “Fund”), including the schedule of investments, as of March 31, 2026, the related statement of operations, the statement of changes in net assets, the statement of cash flows, and the financial highlights for the period of September 16, 2025 (commencement of operations) to March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Jetstream Venture Fund as of March 31, 2026, the results of its operations, the changes in its net assets, its cash flows, and the financial highlights for the period of September 16, 2025 (commencement of operations) to March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2025.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and private companies. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 28, 2026

Jetstream Venture Fund

Additional Information (Unaudited)

As of March 31, 2026

1.	Proxy Voting Policies and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 577-7987 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at (888) 577-7987.

3.	Statement Regarding the Basis for the Approval of the Investment Advisory Agreement

The Jetstream Venture Fund (the “Fund”) is overseen by a Board of Trustees (the “Board,” the members of which are referred to as the “Trustees”) consisting of five Trustees, three of whom are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”). The Board met in-person on March 18, 2025 (the “Meeting”) to consider the proposed investment management agreement (the “Management Agreement”) between the Fund and Sweater Industries LLC (the “Adviser”), and the proposed Subadvisory Agreement (the “Subadvisory Agreement”) between the Adviser and Xcellerant Ventures, LLC (the “Subadviser”) on behalf of the Fund.

In connection with this, the Board reviewed and discussed at its Meeting materials relating to its consideration of the Management Agreement and the Subadvisory Agreement. The Board also considered all factors it believed relevant with respect to the Fund, including: (a) the nature, extent, and quality of services to be provided by the Adviser and the Subadviser to the Fund; (b) the extent to which the Adviser and the Subadviser may realize economies of scale with respect to its respective management of the Fund; (c) costs of the services provided and profits realized by the Adviser under the Management Agreement and by the Subadviser under the Subadvisory Agreement; (d) the management fee to be paid to the Adviser under the Management Agreement, and the subadvisory fee payable by the Adviser to the Subadviser under the Subadvisory Agreement; and (e) any fall-out benefits to the Adviser and the Subadviser with respect to their respective management of the Fund.

The Trustees were advised by Fund legal counsel regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through Fund legal counsel, provided a request to the Adviser and Subadviser and received materials from the Adviser and the Subadviser, respectively, in response to such request.

In considering whether to approve the Agreement and the Subadvisory Agreement and reviewing the related materials, the Board met with relevant personnel of the Adviser and the Subadviser and reviewed with them materials prepared by the Adviser and the Subadviser, respectively, and materials provided by legal counsel to the Fund. The Board also met with legal counsel to the Fund, who also serves as the Fund’s Chief Compliance Officer, and with the Fund’s Treasurer. The Trustees also met with the Fund’s Chief Compliance Officer and Fund legal counsel in executive session, outside the presence of the Adviser’s and Subadviser’s personnel and the non-Independent Trustee, in connection with their respective consideration of the Management Agreement and the Subadvisory Agreement.

The Board determined that, given the totality of the information provided with respect to the Management Agreement and the Subadvisory Agreement, including representation from management of the Adviser and Subadviser made at the meeting, the Board had received sufficient information to consider the approval of these agreements.

Jetstream Venture Fund
Additional Information (Unaudited) (Continued)

As of March 31, 2026

3.	Statement Regarding the Basis for the Approval of the Investment Advisory Agreement (Continued)

In deciding to approve the Management Agreement and the Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors. It is also important to note that the discussion below may not include all of the factors and information considered by the Board, and that different members of the Board may have considered this information differently.

Nature, Extent, and Quality of Services

As part of their review, the Trustees examined the Adviser’s ability to provide investment management services to the Fund. The Trustees considered the qualifications and experience of the Adviser’s personnel who are primarily responsible for managing the Fund, as well as the qualifications and experience of certain other key individuals at the Adviser who provide services to the Fund. The Trustees also considered the Adviser’s investment philosophy and the Adviser’s representations regarding its research and decision-making processes, its ability to attract and retain capable personnel, the capability of the Adviser’s senior management and staff, and the level of skill required to manage the Fund. The Trustees spent considerable time reviewing the staffing levels at the Adviser. The Trustees discussed with the Adviser’s representatives the role of the Adviser and its responsibilities day-to-day in managing the Fund, versus the role and responsibilities of Subadviser.

The Trustees considered that the Adviser’s services include overseeing the Subadviser’s provision of a continuous investment program for the Fund, ensuring that the Fund adhered to its investment restrictions and guidelines, complying with regulatory obligations, overseeing the Subadviser’s due diligence on potential portfolio companies and private funds, overseeing negotiations to invest in proposed portfolio companies and private funds, and responsibilities relating to valuing Fund assets.

The Board also considered other non-advisory services provided by the Adviser to the Fund, such as the services of Adviser employees as Fund officers and other personnel provided that are necessary for Fund operations.

The Trustees considered conditions that might affect the Adviser’s ability to provide its services to the Fund under the Agreement.

The Trustees also considered the Subadvisory Agreement, and considered the Subadviser’s ability to provide investment management services to the Fund. The Trustees considered the qualifications and experience of the Subadviser’s personnel who were proposed to be primarily responsible for managing the Fund, as well as the qualifications and experience of certain other key individuals at the Subadviser who provide services to the Fund. The Trustees also considered the Subadviser’s proposed investment philosophy for the Fund and the Subadviser’s representations regarding its research and decision-making processes, its ability to attract and retain capable personnel, the capability of the Subadviser’s senior management and staff, and the level of skill required to manage the Fund. The Trustees spent considerable time reviewing the staffing levels at the Subadviser, and the Subadviser’s representations made at the meeting of its capitalization and ability to manage the Fund and fulfill its obligations under the proposed expense cap agreement. The Trustees discussed with the Subadviser’s representatives the proposed role of the Adviser and the Subadviser in the day-to-day management of the Fund.

The Trustees considered that the Subadviser’s services would include providing a continuous investment program for the Fund, day-to-day management of the Fund’s portfolio, ensuring that the Fund adhered to its investment restrictions, complying with regulatory obligations, performing due diligence on potential portfolio companies and private funds, and engaging in negotiations to invest in proposed portfolio companies and private funds.

The Board also considered other non-advisory services proposed to be provided by the Subadviser to the Fund, such in marketing the Fund.

The Trustees considered conditions that might affect the Subadviser’s ability to provide its services to the Fund under the Subadvisory Agreement.

Jetstream Venture Fund
Additional Information (Unaudited) (Continued)

As of March 31, 2026

3.	Statement Regarding the Basis for the Approval of the Investment Advisory Agreement (Continued)

Based on its review, the Board concluded that the nature, extent and quality of services proposed to be provided by the Advisor to the Fund under the Management Agreement, and by the Subadviser to the Fund under the Subadvisory Agreement, were each satisfactory.

Fees, Expenses and Profitability

The Trustees next considered the management fees to be paid by the Fund under the Management Agreement. The Trustees reviewed information concerning the Fund’s proposed management fee in comparison to the management fees of seven peer group funds. The Trustees noted that the Fund’s contractual management fee (before any waivers or expense reimbursements) of 2.90% was higher than the contractual management fees charged to the seven peer group funds. The Trustees considered, however, that two of the peer group funds with lower management fees also pay an additional incentive fee that varies based on fund performance (in contrast to the Fund, which pays no incentive fee), which is in addition to the management fee. The Trustees discussed with the Adviser the Fund’s management fee and comparisons to the fees and expenses paid by competing funds, including those typically charged by advisers to private venture capital funds. The Trustees also considered that the Adviser has agreed to reduce its management fee and/or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding certain expenses) would exceed 4.90% through the first year of the Fund’s operations, subject to a three-year reimbursement of the Adviser if future Fund expenses should drop below this rate.

The Board also considered information about the management fee paid by another registered closed-end fund to the Adviser.

The Trustees reviewed information about the projected profitability of the Management Agreement to the Adviser. This included information provided by the Adviser on the estimated costs of advising the Fund and representations made by the Adviser regarding its capitalization and funding. The Board spent considerable time reviewing the financial condition of the Adviser, and obtaining assurances that the Adviser had sufficient capital to continue the Fund’s operations over the next few years.

The Trustees considered and discussed with the Adviser and the Subadviser the proposed use of Fund assets for marketing the Fund, and considered the Adviser’s representations that none of these amounts would be retained by the Adviser, the Subadviser, or their respective personnel or affiliates.

The Trustees also discussed with the Adviser the terms of the Subadvisory Agreement, including the portion of the advisory fee proposed to be paid by the Adviser to the Subadviser under the terms of the Subadvisory Agreement.

The Board considered information regarding any indirect benefits to the Adviser that could be identified from its relationship with the Fund. In particular, the Board considered the software platform created for the Fund which benefits both the Fund and the Adviser. The Trustees also considered representations from the Adviser that the Fund has not entered into any transactions that would generate “soft dollar” credits. The Trustees also considered other services the Adviser provides to the Fund, including with respect to administration and compliance, and considered the Adviser’s compensation for these services.

The Trustees, including all of the Independent Trustees, concluded that the proposed management fee for the Fund represents reasonable compensation in light of the expected nature and quality of the Adviser’s services to the Fund, the fees paid by competitive funds, the sharing of advisory fees with the Subadviser, and the costs projected to be incurred by the Adviser in providing services to the Fund.

The Trustees also considered the proposed subadvisory fees to be paid by the Adviser to the Subadviser. The Trustees noted their review earlier in the meeting regarding the Fund’s management fee in comparison to the management fees of peer group funds. The Trustees considered the Subadviser’s representation that, because of the expense cap proposed to be put in place, and the Subadviser’s obligations under the cap, the Subadviser was not projected to retain any subadvisory fees from the Fund initially. The Trustees discussed with the Subadviser the proposed subadvisory fee and comparisons to the fees and expenses paid to advisers of competing funds, including those typically charged by advisers to private venture capital funds.

Jetstream Venture Fund
Additional Information (Unaudited) (Continued)

As of March 31, 2026

3.	Statement Regarding the Basis for the Approval of the Investment Advisory Agreement (Continued)

The Trustees reviewed information about the estimated profitability of the Subadvisory Agreement to the Subadviser. The Board noted that, because of the Subadviser’s obligation under the Fund’s expense cap agreement, it was not projected to make a relatively small profit (after reimbursing Fund expenses) for the first year. The Board spent considerable time discussing with the Subadviser’s representatives the financial condition of the Subadviser, obtaining assurances from the Subadviser’s representatives that the Subadviser had sufficient capital to continue operations for the next fiscal year, including obligations under the Fund’s expense cap agreement. The Trustees discussed the overall long-term viability of the Fund.

The Trustees, including all of the Independent Trustees, concluded that the subadvisory fee for the Fund represents reasonable compensation in light of the nature and quality of the Subadviser’s services to the Fund, the fees paid by competitive funds, the sharing of advisory fees the Adviser, and the costs incurred by the Subadviser in providing services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Trustees also considered the extent to which economies of scale might be realized by the Adviser as Fund assets grow. The Trustees determined that it does not appear that the Adviser would realizing benefits from economies of scale in the first two years to such an extent that the management fee should be reduced or that break points in the management fee should be implemented at this time.

The Trustees also considered the extent to which economies of scale might be realized by the Subadviser as Fund assets grow. The Trustees noted that the Subadvisory Agreement includes breakpoints that would cause the Subadviser to earn a greater subadvisory fee, as a portion of Fund assets, paid by the Adviser, as the Fund grows and reaches certain net asset value benchmarks. The Trustees discussed this with the Adviser and the Subadviser, and determined that it was appropriate.

Conclusion

Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded based on their reasonable business judgement that the terms of the proposed Management Agreement and Subadvisory Agreement are each fair and reasonable and that the approval of these agreements is in the Fund’s best interests.

4.	Trustees and Officers

The charts below identify the Fund’s Trustees and officers as of the date of this report. The address of each Trustee and Fund officer is 2000 Central Ave., Boulder, Colorado 80301.

Name, Year of Birth	Position held with Fund	Length of Service(1)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
Thomas S. Cohen Year of Birth: 1961	Independent Trustee	Since 2025	Partner at Cohen Land Use Law, a law firm specializing in commercial real estate entitlement work and municipal law; Developer at Heritage Oak Partners, a land developer; Consultant to CCS, a consulting business. From 2016 to 2021, Partner at Cohen Begun & Deck, LLP, a law firm.	1	None

Jetstream Venture Fund
Additional Information (Unaudited) (Continued)

As of March 31, 2026

4.	Trustees and Officers (Continued)

Name, Year of Birth	Position held with Fund	Length of Service(1)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past 5 Years
Bradford A. Donovan Year of Birth: 1979	Independent Trustee, Chairman	Since 2025	Legal Advisor to ScripGuard™, makers of a prescription drug management device. From 2015 to 2024, General Counsel, Latin America, of Deere & Company, manufacturer of agricultural, construction, and forestry machinery.	1	None
Eric Menkhus Year of Birth: 1974	Independent Trustee	Since 2025	Attorney at Menkus Law, PLLC; Clinical Professor & Director, Entrepreneurship and Small Business Clinic, Sandra Day O’Connor College of Law at Arizona State University. From 2020 to 2022, Associate Dean of Centers, Programs and Innovations, Sandra Day O’Connor College of Law at Arizona State University.	1	None
Interested Trustees
Jesse K. Randall(3) Year of Birth: 1983	Trustee	Since 2025	Co-Founder and Chief Executive Officer of Sweater Inc., a financial technology firm and parent company of the Adviser; Trustee, President and Principal Executive Officer of the Cashmere Fund.	1	1
Douglas J. Sylvester(4) Year of Birth: 1968	Trustee, President, and Principal Executive Officer	Since 2025	Professor of Law at Sandra Day O’Connor College of Law at Arizona State University.	1	None

(1)	Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

(2)	The “Fund Complex” consists of the Fund only.

(3)	Mr. Randall is considered to be an “interested person” of the Fund (as that term is defined by Section 2(a)(19) in the 1940 Act) because of his affiliation with the Fund’s Adviser.

(4)	Mr. Sylvester is considered to be an “interested person” of the Fund (as that term is defined by Section 2(a)(19) in the 1940 Act) because of his affiliation with the Fund’s Subadviser.

Jetstream Venture Fund
Additional Information (Unaudited) (Continued)

As of March 31, 2026

4.	Trustees and Officers (Continued)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served*	Principal Occupation During the Past 5 Years
Other Officers
Gordon Jones Year of Birth: 1988	Treasurer and Principal Financial Officer	Since 2025

Member of Gryphon 17, LLC since 2021; Treasurer of IDX Funds (2021-2023); Director of Fund Administration and Tax, Winbridge Partners, LLC (2020 – 2021); Senior Tax Manager, Cohen & Company, Ltd (2010 – 2020).

Robin Riddell Year of Birth: 1986	Secretary	Since 2025

Director of Operations & Valuations. Previously led teams at Carta (June 2017 – December 2022) and PitchBook (November 2012 – May 2017), with a focus on private company valuations, product strategy, finance, and operations. Holds a Master of Finance from the University of St. Andrews.

Jonathan D. Van Duren Year of Birth: 1982	Chief Compliance Officer	Since 2025	Founder and Principal of JVD Consulting LLC (2024 – Present); Counsel at Greenberg Traurig LLP (2021 – 2024); Associate at Bryan Cave Leighton Paisner LLP (2018 – 2021).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at (888) 577-7987.

Fund Information

Investment Adviser
Sweater Industries, LLC
Boulder, CO

Administrator, Accounting Agent, and Transfer Agent
Sweater Industries LLC
Boulder, CO

Custodian
Fifth Third Bank, National Association
Cincinnati, OH

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Philadelphia, PA

Officers

President and Principal Executive Officer
Douglas J. Sylvester

Principal Financial Officer and Treasurer
Gordon Jones

Chief Compliance Officer
Jonathan Van Duren

Secretary
Robin Riddell

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Item 2. Code of Ethics.

The Jetstream Venture Fund (the “Registrant”) has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no material amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The code of ethics is included as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant does not currently have an audit committee financial expert. The Registrant’s Board of Trustees is currently evaluating whether one or more of the Audit Committee’s current members meets the requirements to be the Registrant’s audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

a.	Audit Fees – Audit fees billed for the Jetstream Venture Fund (the “Fund”), a series of the Trust, are reflected in the table below.

March 31, 2026 - $12,500

For the fiscal period ended March 31, 2026 these amounts represent in aggregate fees billed for professional services rendered by the registrant’s independent accountant, Tait, Weller, & Baker LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

b.	Audit-Related Fees – There were no additional fees billed in the fiscal period ended March 31, 2026, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and that were not reported under paragraph (a) of this Item.

c.	Tax Fees – The tax fees billed, in the fiscal period ended March 31, 2026, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the registrant’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

March 31, 2026 - $2,500

d.	All Other Fees – There were no other fees billed in each of the fiscal period ended March 31, 2026, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

e.	(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f.	Not applicable.

g.	Aggregate non-audit fees billed by the Accountant for services rendered for the fiscal period ended March 31, 2026, are reflected in the table below. There were no fees billed by the Former Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

March 31, 2026 - $15,000

h.	Not Applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

The Registrant’s Proxy Voting Policies and Procedures is attached hereto as Exhibit 19(c).

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) and Description of Role of Portfolio Manager(s)

All information included in this Item is as of March 31, 2026, unless otherwise noted.

The following table provides biographical information about the Portfolio Manager, who is primarily responsible for the day-to-day portfolio management of the Fund as of the date hereof:

Portfolio Manager	Since	Title and Positions Held Over Past Five Years
Dr. John Shufeldt	2025	General Partner and Managing Director of Xcellerant Ventures, LLC; President and Chief Medical Officer of VivaMed since 2025; Founder and Director of Tribal Health since 2015.

(a)(2) Other Accounts Managed by Portfolio Manager and Potential Conflicts of Interest

The following tables provide information about portfolios and accounts, other than the Registrant, for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management as of March 31, 2026:

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Dr. John Shufeldt	0	1	0

(a)(3) Compensation Structure of Portfolio Managers

The portfolio manager receives from Xcellerant Ventures, LLC (the “Subadviser”) a fixed annual salary. The portfolio manager also co-owns the subadviser (indirectly), and thus benefits through compensation paid to the Subadviser.

(a)(4) Disclosure of Securities Ownership

Mr. Shufeldt beneficially owns, as of March 31, 2026, between $100,001 - $500,000 of Fund Shares

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics. Filed herewith.
(a)	(2) Not applicable.
(a)	(3) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)	(4) Not applicable.
(a)	(5) Not applicable.
(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(c)	The Registrant’s Proxy Voting Policies and Procedures is attached hereto in response to Item 12.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jetstream Venture Fund

By:	/s/ Douglas J. Sylvester
Name:	Douglas J. Sylvester
Title:	Principal Executive Officer
Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas J. Sylvester
Name:	Douglas J. Sylvester
Title:	Principal Executive Officer
Date:	June 8, 2026

By:	/s/ Gordon Jones
Name:	Gordon Jones
Title:	Principal Financial Officer
Date:	June 8, 2026

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.